SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Details)	12 Months Ended
	Jun. 30, 2020 USD ($)	Jun. 30, 2020 CNY (¥)	Jun. 30, 2019 CNY (¥)	Jun. 30, 2018 CNY (¥)	Jun. 30, 2020 CNY (¥)	Aug. 21, 2018
Accounting Policies [Line Items]
Foreign Currency Transactions, Description	The translation has been made at the rate of ¥7.0697 = US$1.00, the approximate exchange rate prevailing on June 30, 2020.	The translation has been made at the rate of ¥7.0697 = US$1.00, the approximate exchange rate prevailing on June 30, 2020.
Selling and Marketing Expense	$ 624,835	¥ 4,417,413	¥ 9,076,266	¥ 8,013,353
Equity Securities, FV-NI, Realized Gain (Loss)				(4,037,736)
Investment loss			959,905	4,037,736
Investment income	(65,473)	¥ 462,879
Contract assets and contract liabilities from contracts with customers
Contract assets	4,460,933		4,633,940		¥ 31,537,586
Contract liabilities	$ 493,093		120,000		¥ 3,486,033
Use Rights [Member]
Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life	50 years	50 years
Shipping and Handling [Member]
Accounting Policies [Line Items]
Selling and Marketing Expense	$ 36,433	¥ 257,573	¥ 749,719	¥ 1,170,358
Minimum
Accounting Policies [Line Items]
Equity Method Investment, Ownership Percentage	20.00%				20.00%	8.00%
Maximum
Accounting Policies [Line Items]
Equity Method Investment, Ownership Percentage	50.00%				50.00%	43.00%
Motor vehicles [Member] | Minimum
Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	5 years	5 years
Motor vehicles [Member] | Maximum
Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	10 years	10 years
Office Equipment [Member] | Minimum
Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	2 years	2 years
Office Equipment [Member] | Maximum
Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	5 years	5 years
Leasehold Improvements [Member]
Accounting Policies [Line Items]
Property, Plant and Equipment, Estimated Useful Lives	shorter of the lease term or the estimated useful life	shorter of the lease term or the estimated useful life
Production equipment [Member]
Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	10 years	10 years
Production equipment [Member] | Maximum
Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	20 years	20 years